First Quarter Report
August 31, 2023 (Unaudited)
Columbia Large Cap Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Large Cap Value Fund, August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Communication Services 5.4%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	1,561,900	23,100,501
Interactive Media & Services 1.0%
Alphabet, Inc., Class A(a)	176,800	24,074,856
Media 2.0%
Comcast Corp., Class A	976,600	45,665,816
Wireless Telecommunication Services 1.4%
T-Mobile US, Inc.(a)	229,600	31,283,000
Total Communication Services		124,124,173
Consumer Discretionary 4.3%
Hotels, Restaurants & Leisure 2.6%
Darden Restaurants, Inc.	146,000	22,704,460
Las Vegas Sands Corp.	666,300	36,553,218
Total		59,257,678
Specialty Retail 0.8%
Gap, Inc. (The)	1,734,180	20,081,805
Textiles, Apparel & Luxury Goods 0.9%
Levi Strauss & Co., Class A	1,460,716	20,114,059
Total Consumer Discretionary		99,453,542
Consumer Staples 8.4%
Beverages 1.7%
Coca-Cola Co. (The)	633,000	37,872,390
Consumer Staples Distribution & Retail 2.5%
Walmart, Inc.	351,213	57,110,746
Household Products 2.2%
Procter & Gamble Co. (The)	333,900	51,534,126
Personal Care Products 0.1%
Kenvue, Inc.	125,024	2,881,803
Tobacco 1.9%
Philip Morris International, Inc.	447,178	42,955,919
Total Consumer Staples		192,354,984
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 8.5%
Oil, Gas & Consumable Fuels 8.5%
Chevron Corp.	255,300	41,128,830
ConocoPhillips Co.	493,900	58,788,917
EOG Resources, Inc.	396,329	50,975,836
Valero Energy Corp.	334,200	43,412,580
Total		194,306,163
Total Energy		194,306,163
Financials 20.8%
Banks 7.4%
Bank of America Corp.	1,495,243	42,868,617
JPMorgan Chase & Co.	498,114	72,889,021
M&T Bank Corp.	191,400	23,934,570
PNC Financial Services Group, Inc. (The)	245,001	29,578,971
Total		169,271,179
Capital Markets 5.9%
Bank of New York Mellon Corp. (The)	669,200	30,027,004
Goldman Sachs Group, Inc. (The)	108,000	35,392,680
Intercontinental Exchange, Inc.	280,200	33,060,798
Morgan Stanley	441,438	37,588,446
Total		136,068,928
Financial Services 4.1%
Berkshire Hathaway, Inc., Class B(a)	189,838	68,379,647
MasterCard, Inc., Class A	59,400	24,510,816
Total		92,890,463
Insurance 3.4%
Chubb Ltd.	217,500	43,689,225
Marsh & McLennan Companies, Inc.	178,400	34,786,216
Total		78,475,441
Total Financials		476,706,011
Health Care 15.3%
Biotechnology 2.6%
BioMarin Pharmaceutical, Inc.(a)	119,500	10,919,910
Vertex Pharmaceuticals, Inc.(a)	141,400	49,255,276
Total		60,175,186
2	Columbia Large Cap Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.6%
Baxter International, Inc.	610,200	24,774,120
Becton Dickinson & Co.	123,000	34,372,350
Total		59,146,470
Health Care Providers & Services 4.1%
Cigna Group (The)	168,800	46,632,688
CVS Health Corp.	398,166	25,948,478
Elevance Health, Inc.	45,100	19,934,651
Total		92,515,817
Pharmaceuticals 6.0%
Bristol-Myers Squibb Co.	633,400	39,049,110
Johnson & Johnson	377,635	61,056,027
Merck & Co., Inc.	345,300	37,630,794
Total		137,735,931
Total Health Care		349,573,404
Industrials 11.2%
Aerospace & Defense 1.5%
Northrop Grumman Corp.	79,300	34,344,037
Air Freight & Logistics 1.7%
FedEx Corp.	149,845	39,112,542
Building Products 1.2%
Trane Technologies PLC	136,500	28,017,990
Electrical Equipment 1.1%
nVent Electric PLC	452,200	25,567,388
Ground Transportation 1.3%
Norfolk Southern Corp.	145,166	29,760,482
Industrial Conglomerates 0.8%
3M Co.	165,000	17,600,550
Machinery 3.6%
AGCO Corp.	168,800	21,864,664
Ingersoll Rand, Inc.	408,063	28,405,265
Stanley Black & Decker, Inc.	344,400	32,504,472
Total		82,774,401
Total Industrials		257,177,390
Information Technology 9.7%
Communications Equipment 2.6%
Cisco Systems, Inc.	1,055,200	60,515,720
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.2%
Corning, Inc.	800,500	26,272,410
Semiconductors & Semiconductor Equipment 4.6%
Broadcom, Inc.	44,637	41,195,041
GlobalFoundries, Inc.(a)	389,403	21,514,516
Lam Research Corp.	60,100	42,214,240
Total		104,923,797
Software 1.3%
Microsoft Corp.	89,200	29,236,192
Total Information Technology		220,948,119
Materials 5.4%
Chemicals 4.1%
Eastman Chemical Co.	324,500	27,585,745
FMC Corp.	238,300	20,548,609
Linde PLC	116,500	45,090,160
Total		93,224,514
Metals & Mining 1.3%
Freeport-McMoRan, Inc.	774,562	30,912,769
Total Materials		124,137,283
Real Estate 4.8%
Health Care REITs 2.3%
Healthpeak Properties, Inc.	1,168,700	24,051,846
Welltower, Inc.	349,686	28,981,976
Total		53,033,822
Industrial REITs 1.5%
Prologis, Inc.	279,963	34,771,404
Residential REITs 1.0%
Invitation Homes, Inc.	667,400	22,751,666
Total Real Estate		110,556,892
Utilities 3.7%
Electric Utilities 1.2%
Xcel Energy, Inc.	464,908	26,560,194

Columbia Large Cap Value Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 2.5%
Ameren Corp.	363,881	28,844,847
DTE Energy Co.	274,400	28,367,472
Total		57,212,319
Total Utilities		83,772,513
Total Common Stocks (Cost $1,480,929,210)		2,233,110,474

Convertible Bonds 1.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.5%
DISH Network Corp.(b)
12/15/2025	0.000%	51,879,000	33,399,700
Total Convertible Bonds (Cost $40,721,631)			33,399,700
Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(c),(d)	21,936,499	21,929,918
Total Money Market Funds (Cost $21,927,710)		21,929,918
Total Investments in Securities (Cost: $1,543,578,551)		2,288,440,092
Other Assets & Liabilities, Net		2,031,580
Net Assets		2,290,471,672

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Zero coupon bond.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	15,408,764	74,188,152	(67,666,971)	(27)	21,929,918	2,741	277,461	21,936,499
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Large Cap Value Fund | First Quarter Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT138_05_N01_(10/23)